UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Investors L.P.
           --------------------------------------------------
Address:   One Fawcett Place
           --------------------------------------------------
           Greenwich, CT 06830
           --------------------------------------------------


Form 13F File Number: 028-14246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     203-983-7203
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ John Malik             Greenwich, Connecticut    October 9, 2012
       ------------------------   ------------------------  ------------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and  all  holdings  are  reported  by  other  reporting  manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:          $167,101
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. 028-14247 Vinit Bodas


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
COCA COLA ENTERPRISES INC NE COM            19122T109   26,692   853,600 SH       DEFINED    1          853,600
ENGILITY HLDGS INC           COM            29285W104   28,507 1,545,100 SH       DEFINED    1        1,545,100
HIGHER ONE HLDGS INC         COM            42983D104   23,873 1,770,985 SH       DEFINED    1        1,770,985
NEWS CORP                    CL A           65248E104   26,254 1,070,300 SH       DEFINED    1        1,070,300
STATE STR CORP               COM            857477103   33,522   798,900 SH       DEFINED    1          798,900
VISA INC                     COM CL A       92826C839   28,253   210,400 SH       DEFINED    1          210,400